Document and Entity Information	Feb. 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001728688
Document Type	8-K
Document Period End Date	Feb. 12, 2020
Entity Registrant Name	i3 Verticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38532
Entity Tax Identification Number	82-4052852
Entity Address, Address Line One	40 Burton Hills Blvd.
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	(615)
Local Phone Number	465-4487
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 Par Value
Trading Symbol	IIIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false